Marketable Securities - Summary investments in fixed maturity debt securities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized Cost	$ 642
Gross Unrealized Gains	16
Gross Unrealized Losses	(1)
Estimated Fair Value	657
U.S. Treasuries
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized Cost	240
Gross Unrealized Gains	6
Estimated Fair Value	246
Corporates
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized Cost	261
Gross Unrealized Gains	5
Gross Unrealized Losses	(1)
Estimated Fair Value	265
U.S. states, territories, and political subdivisions
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized Cost	141
Gross Unrealized Gains	5
Estimated Fair Value	$ 146